UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2015

Date of reporting period:  May 31, 2015

Morgan Dempsey Small/Micro Cap Value Fund
Schedule of Investments
May 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.51%
Aerospace & Defense - 3.64%
CPI Aerostructures, Inc. (a)	16,272	$181,433
Cubic Corp.	7,015	335,317
National Presto Industries, Inc.	7,606	528,617
SIFCO Industries, Inc.	15,456	230,758
		1,276,125
Automobiles - 0.83%
Thor Industries, Inc.	4,755	290,483

Banks - 1.75%
Bar Harbor Bankshares	5,080	187,960
First of Long Island Corp.	9,988	252,098
German American Bancorp, Inc.	5,968	173,191
		613,249
Building Products - 2.14%
Apogee Enterprises, Inc.	13,910	747,384

Chemicals - 2.72%
Hawkins, Inc.	7,251	295,551
KMG Chemicals, Inc.	15,929	473,251
LSB Industries, Inc. (a)	4,340	184,580
		953,382
Commercial Services & Supplies - 1.21%
MSA Safety, Inc.	9,509	425,052

Construction & Engineering - 5.32%
Furmanite Corp. (a)	36,017	293,178
Granite Construction, Inc.	43,786	1,569,728
		1,862,906
Containers & Packaging - 4.33%
AptarGroup, Inc.	23,774	1,516,068

Electrical Equipment - 3.12%
Espey Manufacturing & Electronics Corp.	12,242	322,822
LSI Industries, Inc.	57,774	547,119
Powell Industries, Inc.	6,172	223,920
		1,093,861
Electronic Equipment, Instruments & Components - 0.75%
Badger Meter, Inc.	4,040	260,661

Energy Equipment & Services - 7.49%
CARBO Ceramics, Inc.	2,500	106,625
Dawson Geophysical Co. (a)	2,045	11,063
Dril-Quip, Inc. (a)	5,589	422,417
Gulf Island Fabrication, Inc.	28,291	318,557
Gulfmark Offshore, Inc. - Class A	14,520	195,004
RPC, Inc.	17,120	247,555
Unit Corp. (a)	41,965	1,323,156
		2,624,377
Food & Staples Retailing - 1.86%
Weis Markets, Inc.	15,097	651,737

Food Products - 9.82%
Cal-Maine Foods, Inc.	12,413	703,693
Flowers Foods, Inc.	26,464	594,381
J & J Snack Foods Corp.	16,284	1,755,416
Sanderson Farms, Inc.	4,757	387,838
		3,441,328
Health Care Equipment & Supplies - 8.20%
Atrion Corp.	953	357,261
ICU Medical, Inc. (a)	4,755	461,235
Kewaunee Scientific Corp.	14,649	248,301
Merit Medical Systems, Inc. (a)	21,682	445,782
Span-America Medical Systems, Inc.	18,781	348,012
Utah Medical Products, Inc.	18,498	1,012,395
		2,872,986

Hotels, Restaurants & Leisure - 6.57%
Marcus Corp.	97,001	1,901,220
Monarch Casino & Resort, Inc. (a)	20,682	400,817
		2,302,037
Household Durables - 1.82%
Hooker Furniture Corp.	25,204	636,905

Household Products - 0.70%
Oil-Dri Corp. of America	7,845	243,823

Insurance - 1.71%
Baldwin & Lyons, Inc. - Class B	9,866	221,886
Kansas City Life Insurance Co.	8,439	375,451
		597,337
Leisure Products - 7.99%
Johnson Outdoors, Inc. - Class A	25,914	621,159
Sturm Ruger & Co., Inc.	40,489	2,175,878
		2,797,037
Machinery - 18.26%
Astec Industries, Inc.	15,456	639,106
Columbus McKinnon Corp.	16,288	371,529
FreightCar America, Inc.	14,266	319,844
Gorman-Rupp Co.	54,943	1,540,052
Graham Corp.	18,783	417,546
Hardinge, Inc.	36,495	390,497
Hyster-Yale Materials Handling, Inc.	7,300	518,008
LB Foster Co. - Class A	20,445	779,977
LS Starrett Co. - Class A	7,490	135,644
MFRI, Inc. (a)	29,829	188,221
Miller Industries, Inc.	11,411	234,040
Sun Hydraulics Corp.	14,695	549,299
Twin Disc, Inc.	17,593	313,683
		6,397,446
Media - 0.12%
Value Line, Inc.	2,970	40,808

Metals & Mining - 1.82%
Ampco-Pittsburgh Corp.	16,571	273,422
Synalloy Corp.	25,204	364,953
		638,375
Road & Rail - 0.70%
Marten Transport Ltd.	10,865	246,418

Semiconductors & Semiconductor Equipment - 1.99%
Cabot Microelectronics Corp. (a)	7,135	329,494
MKS Instruments, Inc.	9,750	367,673
		697,167
Specialty Retail - 1.13%
Buckle, Inc.	5,585	237,809
Zumiez, Inc. (a)	5,300	158,258
		396,067
Textiles, Apparel & Luxury Goods - 0.61%
Lakeland Industries, Inc. (a)	21,001	214,210

Thrifts & Mortgage Finance - 0.91%
Hingham Institution for Savings	2,852	319,424
TOTAL COMMON STOCKS (Cost $36,099,956)		$34,156,653

SHORT-TERM INVESTMENTS - 3.48%
Money Market Funds - 3.48%
First American Prime Obligations Fund, 0.020% (b)	1,218,529	1,218,529
TOTAL SHORT-TERM INVESTMENTS (Cost $1,218,529)		1,218,529

Total Investments (Cost $37,318,485) - 100.99%		35,375,182
Liabilities in Excess of Other Assets - (0.99%)		(346,333)
TOTAL NET ASSETS - 100.00%		$35,028,849

(a) Non-income producing security.
(b) Variable rate security; the rate shown represents the rate at May 31, 2015.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at May 31, 2015 was as follows*:

Cost of investments	$37,318,485
Gross unrealized appreciation	$2,698,095
Gross unrealized depreciation	$(4,641,398)
Net unrealized depreciation	$(1,943,303)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The Morgan Dempsey Small/Micro Cap Value Fund (the “Fund”)
represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the
Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund became effective on April 30, 2010 and commenced operations on December 31, 2010.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).
If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market fund, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”),
establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Summary of Fair Value Exposure at May 31, 2015

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund’s investments carried at fair value:
	Level 1 (1)	Level 2 (1)	Level 3	Total
Equity
Common Stock*	$33,975,220	$181,433	$-	$34,156,653
Total Equity	33,975,220	181,433	-	34,156,653

Short-Term Investments	1,218,529	-	-	1,218,529

Total Investments in Securities	$35,193,749	$181,433	$-	$35,375,182

The Fund held no Level 3 securities during the period ended May 31, 2015.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2015 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

Transfers between Levels are recognized as of the beginning and end of the fiscal year. Transfers as of May 31, 2015 are summarized in the table below:

Transfers into Level 1	$-
Transfers out of Level 1	(181,433)
Net transfers in and/or out of Level 1	$(181,433)

Transfers into Level 2	$181,433
Transfers out of Level 2	-
Net transfers in and/or out of Level 2	$181,433

(1) Transfers between levels resulted from securities priced previously with an official close price (Level 1 securities) or on days where there has been no sale on such exchange or on NASDAQ the security is valued at the mean price between the most recent bid and asked prices (Level 2 securities).

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
 John Buckel, President

Date July 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
John Buckel, President

Date July 16, 2015

By (Signature and Title)* /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date July 16, 2015

* Print the name and title of each signing officer under his or her signature.